Subsequent Events (Details) - $ / shares	Mar. 12, 2025	Feb. 12, 2025	Feb. 10, 2025
Series A preference units
Subsequent Events
GasLog Partners declaration of distribution (USD/unit)		$ 0.5390625
Series B preference units
Subsequent Events
GasLog Partners declaration of distribution (USD/unit)		0.6530831
Series C preference units
Subsequent Events
GasLog Partners declaration of distribution (USD/unit)		$ 0.6204581
Common units
Subsequent Events
GasLog Partners declaration of distribution (USD/unit)	$ 2.18
Supplemental agreement to Facility
Subsequent Events
Extension of final reduction date			1 year